RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS

Name	Relationship with the Company

Mr. Hongzhong Yu	Senior management of Huizhou Jingyang
Mr. Zhijiang Chen	Director of the Company
Mr. Jiliang Dong	Executive director of the Company
Mr. Xiusheng Wang	Senior management of Huizhou Jingyang
Shenzhen High-power Technology Co., Ltd.	Affiliate of non-controlling interest shareholder
Huizhou Kelie Precision Products Co., Ltd.	Affiliate of non-controlling interest shareholder
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	Afficilate of non-controlling interest shareholder power
Ms. Xiaodan Liu	CEO of Elong Power
Mr. Shilin Xun	Senior management of the Company
Phylion Battery (Chuzhou) Co.,Ltd	Affiliate of non-controlling interest shareholder
Mr. WeiZou	Senior management of Ganzhou Zhangyang

*	Mr. Shilin Xun has not served as an executive of the Company since 2025 nor held more than 10% of the Company’s shares, he is no longer considered a related party since January 31, 2025.

Name	Relationship with the Company

Mr. Hongzhong Yu	Senior management of Huizhou Yipeng
Mr. Jianqian Shu*	Shareholder of the Company
Mr. Zhijiang Chen	Director of the Company
Mr. Jiliang Dong	Executive director of the Company
Mr. Xiusheng Wang	Senior management of Huizhou Yipeng
Shenzhen High-power Technology Co., Ltd.	Affiliate of non-controlling interest shareholder
Huizhou Kelie Precision Products Co., Ltd.	Affiliate of non-controlling interest shareholder
Beijing Xinlongmai Enterprise Management Co., Ltd. (“ Beijing Xinlongmai”)	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	Afficilate of non-controlling interest shareholder power”)
Ms. Xiaodan Liu	CEO of Elong Power
Mr. Shilin Xun	Senior management of the Company
Phylion Battery (Chuzhou) Co.,Ltd	Affiliate of non-controlling interest shareholder

*	Mr.Jianqin Shu has not served as an executive of the company since 2024 nor held more than 10% of the Company’s shares, he is no longer considered a related party since 2024.

SCHEDULE OF RELATED PARTY TRANSACTIONS

The following table consists of the purchases that have been entered into with related parties:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease expense for renting a vehicle from a related party
–Ms. Xiaodan Liu	$82,729	$-

c) Short-term loans payable to related parties

	Note	As of June 30, 2025	As of December 31, 2024
		(Unaudited)	(Audited)
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	(a)	$418,784	$410,999
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	(a)	139,595	136,999

Mr. Xiusheng Wang	(a)	13,959	13,700
Ms. Xiaodan Liu	(a)	1,280,093	-
Total		$1,852,431	$561,698

(a)

On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand.

On December 9, 2024, the Company entered into a one-year loans with its related party Mr. Xiusheng Wang of RMB 0.1 million ($13,700), bearing zero interest rate and payable on demand.

During the six months ended June 30, 2025 the Company borrowed a total of RMB 9.1 million (approximately $1,280,093) on several occasions from Ms. Xiaodan Liu, bearing 8% interest and payable on demand.

The following table consists of the purchases that have been entered into with related parties:

	For the Years Ended December 31,
	2024	2023	2022
Purchase of raw materials from a related party
– Huizhou Kelie Precision Products Co., Ltd.	$-	$36,380	$65,246
–Phylion Battery Co.,Ltd	$12,570	$-	-

	For the Years Ended December 31,
	2024	2023	2022
Lease from a related party
–Ms. Xiaodan Liu	$55,588	$-	$-

SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES

The following table consists of the financing that have been entered into with related parties:

		For the Years Ended December 31,
	Note	2024	2023	2022
Proceeds from related parties
– Mr. Xiusheng Wang		13,897	-	-
– Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”), afficilate of non-controlling interest shareholder power”)	(a)	$-	$423,663	-
– Huizhou Highpower Technology Co., Ltd. (“Huizhou High, afficilate of non-controlling interest shareholder power”)	(a)	-	141,224	-
Total		$13,897	$564,887	-
Repayment of loan to related parties
- Mr. Zhijiang Chen, Director of the Company				28,233
Total				$28,233

c) Short-term loans payable to related parties

	Note	As of December 31, 2024	As of December 31, 2023
Beijing Xinlongmai Enterprise Management Co., Ltd. (“ Beijing Xinlongmai”)	(a)	$410,999	$422,541
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	(a)	136,999	140,847
Mr. Xiusheng Wang	(a)	13,700	-
Total		$561,698	$563,388

(a)

On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“ Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand. During the year ended December 31, 2024, the loans have been extended to October 20, 2025 and November 8, 2025, respectively.

The Company received the principal of RMB 3 million (S$0.4 million) and RMB 1 million ($0.1 million) on October 30, 2023 and November 8, 2023, respectively.

On December 9, 2024, the Company entered into a one-year loans with its related parties Mr. Xiusheng Wang of RMB 0.1 million ($13,700), earing zero interest rate and payable on demand.

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following for the periods indicated:

	Relationship	As of June 30, 2025	As of December 31, 2024	Note
		(Unaudited)	(Audited)
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	69,797	68,500	Deposit

Amounts due from related parties consisted of the following for the periods indicated:

	Relationship	As of December 31, 2024	As of December 31, 2023	Note
Mr. Jianqin Shu	Shareholder of the Company	$-	$108	Employee advance
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	68,500	-	Deposit
Mr. Haijun Weng	Senior management of Huizhou Yipeng	-	141	Employee advance
Total		$68,500	$249

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following for the periods indicated:

	Relationship	As of June 30, 2025	As of December 31, 2024	Note
		(Unaudited)	(Audited)
Mr. Hongzhong Yu	Senior management of Huizhou Jingyang	$2,552	$2,524	Payable for expense reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	12,067	1,119	Payable for expense reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	139,595	54,780	Payable for the lease expense of a vehicle
Phylion Battery Co.,Ltd	Affiliate of non-controlling interest shareholder	14,473	14,204	Payable for raw material purchases on behalf of the Company
Shenzhen High-power Technology Co., Ltd.	Affiliate of non-controlling interest shareholder	43,495	42,686	Payable for expenses paid on behalf of the Company
Mr. Wei Zou	Senior management of Ganzhou Zhangyang	47,767	-	Payable for expense reimbursement
Total		$259,949	$115,313

Amounts due to related parties consisted of the following for the periods indicated:

	Relationship	As of December 31, 2024	As of December 31, 2023	Note
Mr. Hongzhong Yu	Senior management of Huizhou Yipeng	$2,524	$2,575	Payable for employee reimbursement
Mr. Jianqin Su	Senior management of Huizhou Yipeng	-	198	Payable for employee reimbursement
Mr. Jiliang Dong	Senior management of Huizhou Yipeng	-	607	Payable for employee reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	1,119	-	Payable for employee reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	54,780	75,173	Payable for the lease of company vehicles
Mr. Shilin Xun	Senior management of the Company	-	1,715	Payable for employee reimbursement
Huizhou Kelie Precision Products Co., Ltd.	Affiliate of non-controlling interest shareholder	-	36,285	Payable for raw material purchases on behalf of the Company
Phylion Battery Co.,Ltd	Affiliate of non-controlling interest shareholder	14,204		Payable for raw material purchases on behalf of the Company
Shenzhen High-power Technology Co., Ltd.	Affiliate of non-controlling interest shareholder	42,686	43,885	Payable to affiliate for expenses paid on behalf of the Company
Total		$115,313	$160,438